Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
YieldMax(R) AAPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AAPL Option Income Strategy ETF
Class Name	YieldMax™ AAPL Option Income Strategy ETF
Trading Symbol	APLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/APLY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$58	1.16%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 109,328,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 616,167
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$109,328
Number of Holdings	11
Total Advisory Fee Paid	$616,167
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.0
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $275.01	-4.4
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $275.00	3.5
First American Government Obligations Fund - Class X, 3.58%	2.1
Apple, Inc., Expiration: 05/01/2026; Exercise Price: $275.00	-0.9
Apple, Inc., Expiration: 05/01/2026; Exercise Price: $282.50	0.6
Apple, Inc., Expiration: 05/01/2026; Exercise Price: $277.50	-0.4

YieldMax(R) ABNB Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ ABNB Option Income Strategy ETF
Class Name	YieldMax™ ABNB Option Income Strategy ETF
Trading Symbol	ABNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/ABNY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$65	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[2]
Material Change Date	Jun. 18, 2026
Net Assets	$ 21,925,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 122,555
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$21,925
Number of Holdings	12
Total Advisory Fee Paid	$122,555
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	84.3
Airbnb, Inc., Expiration: 06/18/2026; Exercise Price: $130.01	10.9
First American Government Obligations Fund - Class X, 3.58%	4.9
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $145.00	-0.2
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $144.00	-0.1
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $149.00	0.0*
Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $148.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

Effective June 18, 2026, the Fund will be closed and liquidated.

YieldMax(R) AI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI Option Income Strategy ETF
Class Name	YieldMax™ AI Option Income Strategy ETF
Trading Symbol	AIYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AIYY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$39	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.02%	[3]
Net Assets	$ 25,140,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 227,624
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$25,140
Number of Holdings	10
Total Advisory Fee Paid	$227,624
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	94.1
First American Government Obligations Fund - Class X, 3.58%	7.5
C3.ai, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $9.01	-2.0
C3.ai, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $9.00	-0.8
C3.ai, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $9.50	0.2
C3.ai, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $9.00	-0.1
C3.ai, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $9.50	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:10 reverse split of its issued and outstanding shares.
YieldMax(R) AMD Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMD Option Income Strategy ETF
Class Name	YieldMax AMD Option Income Strategy ETF
Trading Symbol	AMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax AMD Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AMDY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$58	1.03%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%	[4]
Net Assets	$ 234,882,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 842,783
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$234,882
Number of Holdings	16
Total Advisory Fee Paid	$842,783
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	54.7
Advanced Micro Devices, Inc., Expiration: 05/15/2026; Exercise Price: $350.00	6.9
Advanced Micro Devices, Inc., Expiration: 05/15/2026; Exercise Price: $350.01	-6.7
First American Government Obligations Fund - Class X, 3.58%	4.2
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $355.00	-0.7
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $357.50	-0.3
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $350.00	-0.3
Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $370.00	0.1
Advanced Micro Devices, Inc., Expiration: 05/08/2026; Exercise Price: $360.00	-0.1
Advanced Micro Devices, Inc., Expiration: 05/08/2026; Exercise Price: $372.50	0.1

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on NYSE Arca, Inc on December 5, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.
YieldMax(R) AMZN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMZN Option Income Strategy ETF
Class Name	YieldMax™ AMZN Option Income Strategy ETF
Trading Symbol	AMZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AMZY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$55	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[5]
Net Assets	$ 252,370,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 1,252,808
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$252,370
Number of Holdings	14
Total Advisory Fee Paid	$1,252,808
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	77.5
Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $210.00	21.0
First American Government Obligations Fund - Class X, 3.58%	3.4
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $262.50	-0.8
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $267.50	-0.2
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $260.00	-0.1
Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $272.50	0.1
Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $210.01	(0.0)^

^	Less than -0.05% of net assets.

YieldMax(R) BABA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ BABA Option Income Strategy ETF
Class Name	YieldMax™ BABA Option Income Strategy ETF
Trading Symbol	BABO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/BABO
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$51	1.13%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.13%	[6]
Material Change Date	Jun. 18, 2026
Net Assets	$ 17,907,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 184,299
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$17,907
Number of Holdings	14
Total Advisory Fee Paid	$184,299
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	101.7
Alibaba Group Holding Ltd., Expiration: 05/15/2026; Exercise Price: $145.01	-11.1
First American Government Obligations Fund - Class X, 3.58%	7.1
Alibaba Group Holding Ltd., Expiration: 05/15/2026; Exercise Price: $145.00	1.3
Alibaba Group Holding Ltd., Expiration: 05/08/2026; Exercise Price: $132.00	-0.5
Alibaba Group Holding Ltd., Expiration: 05/08/2026; Exercise Price: $136.00	0.3
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $133.00	-0.1
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $134.00	-0.1
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $135.00	(0.0)^
Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $137.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

Effective June 18, 2026, the Fund will be closed and liquidated.

YieldMax(R) BRK.B Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ BRK.B Option Income Strategy ETF
Class Name	YieldMax™ BRK.B Option Income Strategy ETF
Trading Symbol	BRKC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ BRK.B Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BRKC. You can also request this information by contacting us at or by writing to the YieldMax™ BRK.B Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Website	www.yieldmaxetfs.com/our-etfs/BRKC
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ BRK.B Option Income Strategy ETF	$49	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[7]
Material Change Date	Jan. 02, 2026
Net Assets	$ 7,159,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 116,571
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$7,159
Number of Holdings	8
Total Advisory Fee Paid	$116,571
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	92.2
First American Government Obligations Fund - Class X, 3.58%	4.7
Berkshire Hathaway, Inc. - Class B, Expiration: 05/15/2026; Exercise Price: $490.01	-3.70
Berkshire Hathaway, Inc. - Class B, Expiration: 05/15/2026; Exercise Price: $490.00	0.60
Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $472.50	-0.50
Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $470.00	-0.20
Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $477.50	0.20

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 2, 2026, a supplement was filed to the Summary Prospectus dated June 4, 2025 and the Prospectus dated February 28, 2025. The supplement adds disclosure to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus, as well as the “Principal Risks of Investing in the Funds” section of the Prospectus, regarding Berkshire Hathaway management changes following Warren E. Buffett’s resignation as CEO and Greg Abel’s succession to the role.

Material Fund Change Risks Change [Text Block]	Effective January 2, 2026, a supplement was filed to the Summary Prospectus dated June 4, 2025 and the Prospectus dated February 28, 2025. The supplement adds disclosure to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus, as well as the “Principal Risks of Investing in the Funds” section of the Prospectus, regarding Berkshire Hathaway management changes following Warren E. Buffett’s resignation as CEO and Greg Abel’s succession to the role.
YieldMax(R) Bitcoin Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Bitcoin Option Income Strategy ETF
Class Name	YieldMax™ Bitcoin Option Income Strategy ETF
Trading Symbol	YBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YBIT
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$43	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.00%	[8]
Net Assets	$ 43,523,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 331,595
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$43,523
Number of Holdings	10
Total Advisory Fee Paid	$331,595
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	75.9
iShares Bitcoin Trust ETF, Expiration: 05/15/2026; Exercise Price: $40.00	8.6
First American Government Obligations Fund - Class X, 3.58%	5.5
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $43.50	-1.4
iShares Bitcoin Trust ETF, Expiration: 05/15/2026; Exercise Price: $40.01	-0.9
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $44.50	0.8
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $44.00	-0.4
iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $45.50	0.2

YieldMax(R) COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ COIN Option Income Strategy ETF
Class Name	YieldMax™ COIN Option Income Strategy ETF
Trading Symbol	CONY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CONY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$43	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.09%	[9]
Net Assets	$ 398,238,000
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 3,009,802
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$398,238
Number of Holdings	22
Total Advisory Fee Paid	$3,009,802
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	91.9
Coinbase Global, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $170.00	8.1
First American Government Obligations Fund - Class X, 3.58%	4.9
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.01	-3.3
Coinbase Global, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $170.01	-3.0
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.00	2.9
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $185.00	-1.6
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $195.00	0.4
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $187.50	-1.1
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $197.50	0.7

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on NYSE Arca, Inc on December 1, 2025, the Fund effected a 1:10 reverse split of its issued and outstanding shares.
YieldMax(R) CVNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ CVNA Option Income Strategy ETF
Class Name	YieldMax™ CVNA Option Income Strategy ETF
Trading Symbol	CVNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ CVNA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CVNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ CVNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CVNY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ CVNA Option Income Strategy ETF	$69	1.10%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.10%	[10]
Net Assets	$ 23,762,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 204,995
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$23,762
Number of Holdings	19
Total Advisory Fee Paid	$204,995
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	76.4
Carvana Co., Expiration: 05/15/2026; Exercise Price: $330.01	16.9
First American Government Obligations Fund - Class X, 3.58%	3.7
Carvana Co., Expiration: 05/08/2026; Exercise Price: $385.00	-1.1
Carvana Co., Expiration: 05/08/2026; Exercise Price: $390.00	-0.9
Carvana Co., Expiration: 05/08/2026; Exercise Price: $397.50	-0.8
Carvana Co., Expiration: 05/08/2026; Exercise Price: $400.00	0.7
Carvana Co., Expiration: 05/08/2026; Exercise Price: $405.00	0.6
Carvana Co., Expiration: 05/08/2026; Exercise Price: $412.50	0.4
Carvana Co., Expiration: 05/01/2026; Exercise Price: $410.00	-0.1

YieldMax(R) DIS Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ DIS Option Income Strategy ETF
Class Name	YieldMax™ DIS Option Income Strategy ETF
Trading Symbol	DISO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DISO
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$62	1.28%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[11]
Material Change Date	Jun. 18, 2026
Net Assets	$ 5,037,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 95,557
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$5,037
Number of Holdings	8
Total Advisory Fee Paid	$95,557
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	101.7
The Walt Disney Co., Expiration: 05/15/2026; Exercise Price: $110.01	-7.5
First American Government Obligations Fund - Class X, 3.58%	2.4
The Walt Disney Co., Expiration: 05/15/2026; Exercise Price: $110.00	1.5
The Walt Disney Co., Expiration: 05/01/2026; Exercise Price: $104.00	-0.5
The Walt Disney Co., Expiration: 05/01/2026; Exercise Price: $106.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective June 18, 2026, the Fund will be closed and liquidated.
YieldMax(R) DKNG Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ DKNG Option Income Strategy ETF
Class Name	YieldMax™ DKNG Option Income Strategy ETF
Trading Symbol	DRAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ DKNG Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DRAY. You can also request this information by contacting us at or by writing to the YieldMax™ DKNG Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DRAY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ DKNG Option Income Strategy ETF	$99	1.06%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.06%	[12]
Net Assets	$ 2,615,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 79,607
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$2,615
Number of Holdings	9
Total Advisory Fee Paid	$79,607
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	49.6
First American Government Obligations Fund - Class X, 3.58%	17.2
DraftKings, Inc., Expiration: 05/15/2026; Exercise Price: $25.01	-10.7
DraftKings, Inc., Expiration: 05/15/2026; Exercise Price: $25.00	3.5
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $23.00	-1.3
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $23.50	-0.3
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $24.50	0.1
DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $25.00	0.0*
*	Less than 0.05% of net assets.

YieldMax(R) Gold Miners Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Gold Miners Option Income Strategy ETF
Class Name	YieldMax™ Gold Miners Option Income Strategy ETF
Trading Symbol	GDXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/GDXY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$52	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[13]
Net Assets	$ 282,211,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 1,282,581
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$282,211
Number of Holdings	16
Total Advisory Fee Paid	$1,282,581
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	96.7
First American Government Obligations Fund - Class X, 3.58%	4.6
VanEck Gold Miners ETF, Expiration: 05/15/2026; Exercise Price: $90.01	-4.4
VanEck Gold Miners ETF, Expiration: 05/15/2026; Exercise Price: $90.00	2.6
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $90.00	-1.0
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $93.00	0.3
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $89.50	-0.3
VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $94.00	0.1
VanEck Gold Miners ETF, Expiration: 05/01/2026; Exercise Price: $90.00	(0.0)^
VanEck Gold Miners ETF, Expiration: 05/01/2026; Exercise Price: $91.00	(0.0)^

^	Less than -0.05% of net assets.

YieldMax(R) GOOGL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ GOOGL Option Income Strategy ETF
Class Name	YieldMax™ GOOGL Option Income Strategy ETF
Trading Symbol	GOOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/GOOY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$63	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.09%	[14]
Net Assets	$ 266,725,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 1,093,747
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$266,725
Number of Holdings	13
Total Advisory Fee Paid	$1,093,747
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than -0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	80.4
Alphabet, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $310.00	19.7
First American Government Obligations Fund - Class X, 3.58%	4.1
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $375.00	-2.4
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $382.50	1.6
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $380.00	-0.4
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $395.00	0.3
Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $387.50	-0.2
Alphabet, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $310.01	(0.0)*
*	Less than -0.05% of net assets.

YieldMax(R) HOOD Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ HOOD Option Income Strategy ETF
Class Name	YieldMax™ HOOD Option Income Strategy ETF
Trading Symbol	HOOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ HOOD Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/HOOY. You can also request this information by contacting us at or by writing to the YieldMax™ HOOD Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Website	www.yieldmaxetfs.com/our-etfs/HOOY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ HOOD Option Income Strategy ETF	$39	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.99%	[15]
Net Assets	$ 105,658,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 716,110
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$105,658
Number of Holdings	16
Total Advisory Fee Paid	$716,110
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	92.0
Robinhood Markets, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $70.00	11.00
First American Government Obligations Fund - Class X, 3.58%	7.3
Robinhood Markets, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $70.01	-6.30
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $76.00	-0.70
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $75.00	-0.70
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $74.00	-0.40
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $81.00	0.20
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $80.00	0.20
Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $79.00	0.10

YieldMax(R) Innovation Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Innovation Option Income Strategy ETF
Class Name	YieldMax™ Innovation Option Income Strategy ETF
Trading Symbol	OARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/OARK
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$51	1.07%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%	[16]
Net Assets	$ 52,259,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 294,839
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$52,259
Number of Holdings	15
Total Advisory Fee Paid	$294,839
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	88.5
ARK Innovation ETF, Expiration: 06/18/2026; Exercise Price: $70.00	10.6
First American Government Obligations Fund - Class X, 3.58%	3.1
ARK Innovation ETF, Expiration: 06/18/2026; Exercise Price: $70.01	-2.9
ARK Innovation ETF, Expiration: 05/08/2026; Exercise Price: $75.00	-0.9
ARK Innovation ETF, Expiration: 05/08/2026; Exercise Price: $78.00	0.3
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $77.50	-0.1
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $78.00	(0.0)^
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $81.00	0.0*
ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $80.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

YieldMax(R) JP Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ JP Option Income Strategy ETF
Class Name	YieldMax™ JPM Option Income Strategy ETF
Trading Symbol	JPO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ JP Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/JPO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JP Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/JPO
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$65	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[17]
Material Change Date	Mar. 02, 2026
Net Assets	$ 40,540,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 244,906
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$40,540
Number of Holdings	18
Total Advisory Fee Paid	$244,906
Portfolio Turnover	70%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	87.2
JPMorgan Chase & Co., Expiration: 05/15/2026; Exercise Price: $290.00	6.40
First American Government Obligations Fund - Class X, 3.58%	2.4
JPMorgan Chase & Co., Expiration: 05/15/2026; Exercise Price: $290.01	1.30
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $315.00	-0.30
JPMorgan Chase & Co., Expiration: 05/01/2026; Exercise Price: $312.50	-0.20
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $320.00	0.20
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $317.50	-0.10
JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $322.50	0.0*
JPMorgan Chase & Co., Expiration: 05/01/2026; Exercise Price: $315.00	(0.0)^
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective March 2, 2026, the name of the fund and ticker symbol changed to YieldMax™ JP Option Income Strategy ETF and ticker to JPO.
Material Fund Change Name [Text Block]	Effective March 2, 2026, the name of the fund and ticker symbol changed to YieldMax™ JP Option Income Strategy ETF and ticker to JPO.
YieldMax(R) Magnificent 7 Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Class Name	YieldMax™ Magnificent 7 Fund of Option Income ETF
Trading Symbol	YMAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YMAG
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$14	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[18]
Net Assets	$ 315,905,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 532,993
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$315,905
Number of Holdings	8
Total Advisory Fee Paid	$532,993
Portfolio Turnover	13%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
YieldMax GOOGL Option Income Strategy ETF	15.6
YieldMax AMZN Option Income Strategy ETF	14.3
YieldMax AAPL Option Income Strategy ETF	14.1
YieldMax TSLA Option Income Strategy ETF	13.8
YieldMax MSFT Option Income Strategy ETF	13.8
YieldMax NVDA Option Income Strategy ETF	13.7
YieldMax META Option Income Strategy ETF	12.8
First American Government Obligations Fund - Class X, 3.58%	0.5

YieldMax(R) MARA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MARA Option Income Strategy ETF
Class Name	YieldMax™ MARA Option Income Strategy ETF
Trading Symbol	MARO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MARA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MARO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MARA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MARO
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MARA Option Income Strategy ETF	$54	1.33%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.33%	[19]
Net Assets	$ 66,030,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 252,851
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$66,030
Number of Holdings	15
Total Advisory Fee Paid	$252,851
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	81.6
First American Government Obligations Fund - Class X, 3.58%	5.5
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $11.00	-3.2
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $12.00	2.2
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $11.50	-2.1
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $12.50	0.7
MARA Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $12.01	0.2
MARA Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $12.50	-0.2
MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $13.00	-0.1

YieldMax(R) META Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ META Option Income Strategy ETF
Class Name	YieldMax™ META Option Income Strategy ETF
Trading Symbol	FBY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/FBY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$54	1.14%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.14%	[20]
Net Assets	$ 103,058,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 619,906
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$103,058
Number of Holdings	17
Total Advisory Fee Paid	$619,906
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	86.5
Meta Platforms, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $570.00	7.8
First American Government Obligations Fund - Class X, 3.58%	-3.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $615.00	-0.7
Meta Platforms, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $570.01	-0.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $620.00	-0.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $632.50	0.4
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $630.00	-0.3
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $637.50	0.2
Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $617.50	-0.2

YieldMax(R) MRNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MRNA Option Income Strategy ETF
Class Name	YieldMax™ MRNA Option Income Strategy ETF
Trading Symbol	MRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MRNY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$75	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.24%	[21]
Net Assets	$ 87,328,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 474,042
Investment Company, Portfolio Turnover	340.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$87,328
Number of Holdings	15
Total Advisory Fee Paid	$474,042
Portfolio Turnover	340%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.2
Moderna, Inc., Expiration: 05/15/2026; Exercise Price: $50.01	-11.9
First American Government Obligations Fund - Class X, 3.58%	6.3
Moderna, Inc., Expiration: 05/15/2026; Exercise Price: $50.00	3.2
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $52.00	-0.3
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $55.00	0.1
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $53.00	-0.1
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $54.00	-0.1
Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $56.00	0.1

YieldMax(R) MSFT Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSFT Option Income Strategy ETF
Class Name	YieldMax™ MSFT Option Income Strategy ETF
Trading Symbol	MSFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MSFO
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$47	1.03%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.03%	[22]
Net Assets	$ 97,799,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 548,169
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$97,799
Number of Holdings	14
Total Advisory Fee Paid	$548,169
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	96.4
Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $400.00	3.5
First American Government Obligations Fund - Class X, 3.58%	2.5
Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $400.01	-1.5
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $405.00	-0.7
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $407.50	-0.7
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $412.50	0.5
Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $415.00	0.4
Microsoft Corp., Expiration: 05/01/2026; Exercise Price: $425.00	(0.0)^
Microsoft Corp., Expiration: 05/01/2026; Exercise Price: $440.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

YieldMax(R) MSTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Option Income Strategy ETF
Class Name	YieldMax™ MSTR Option Income Strategy ETF
Trading Symbol	MSTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MSTY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$47	1.12%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.12%	[23]
Net Assets	$ 1,244,459,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 7,155,704
Investment Company, Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$1,244,459
Number of Holdings	26
Total Advisory Fee Paid	$7,155,704
Portfolio Turnover	137%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	50.7
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $130.00	7.9
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $125.00	7.3
Strategy, Inc., Expiration: 05/15/2026; Exercise Price: $140.00	6.7
First American Government Obligations Fund - Class X, 3.58%	2.1
Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $167.50	-0.9
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $130.01	-0.8
Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $170.00	-0.6
Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $125.01	-0.5
Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $177.50	0.4

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on NYSE Arca, Inc on December 5, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.
YieldMax(R) NFLX Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NFLX Option Income Strategy ETF
Class Name	YieldMax™ NFLX Option Income Strategy ETF
Trading Symbol	NFLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/NFLY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$55	1.18%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.18%	[24]
Net Assets	$ 74,058,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 431,519
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$74,058
Number of Holdings	16
Total Advisory Fee Paid	$431,519
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	99.7
First American Government Obligations Fund - Class X, 3.58%	7.9
Netflix, Inc., Expiration: 05/15/2026; Exercise Price: $95.01	-3.1
Netflix, Inc., Expiration: 05/15/2026; Exercise Price: $95.00	1.8
Netflix, Inc., Expiration: 05/08/2026; Exercise Price: $94.00	-0.3
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $93.00	-0.2
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $94.00	-0.1
Netflix, Inc., Expiration: 05/08/2026; Exercise Price: $97.00	0.1
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $91.00	-0.1
Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $95.00	-0.1

YieldMax(R) NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NVDA Option Income Strategy ETF
Class Name	YieldMax NVDA Option Income Strategy ETF
Trading Symbol	NVDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/NVDY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$56	1.11%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[25]
Net Assets	$ 1,387,743,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 7,412,514
Investment Company, Portfolio Turnover	275.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$1,387,743
Number of Holdings	17
Total Advisory Fee Paid	$7,412,514
Portfolio Turnover	275%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	95.4
First American Government Obligations Fund - Class X, 3.58%	2.7
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $200.01	-2.0
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $200.00	1.9
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $195.00	1.7
NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $205.00	-0.8
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $195.01	-0.8
NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $212.50	0.2
NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $210.00	0.1
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $205.00	(0.0)*
*	Less than -0.05% of net assets.

YieldMax(R) PLTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PLTR Option Income Strategy ETF
Class Name	YieldMax™ PLTR Option Income Strategy ETF
Trading Symbol	PLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/PLTY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$49	1.14%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.14%	[26]
Net Assets	$ 348,649,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 2,372,361
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$348,649
Number of Holdings	18
Total Advisory Fee Paid	$2,372,361
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of Total Net Assets)
U.S. Treasury Bills	101.7
Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.01	-5.8
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.01	-5.6
First American Government Obligations Fund - Class X, 3.58%	5.6
Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.00	4.5
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $142.00	2.4
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	-2.2
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $149.00	1.5
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $145.00	1.1
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $152.50	-0.6

YieldMax(R) PYPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PYPL Option Income Strategy ETF
Class Name	YieldMax™ PYPL Option Income Strategy ETF
Trading Symbol	PYPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/PYPY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$61	1.39%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.39%	[27]
Net Assets	$ 29,881,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 156,379
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$29,881
Number of Holdings	10
Total Advisory Fee Paid	$156,379
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	97.1
PayPal Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $50.00	5.1
PayPal Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $50.01	-4.5
First American Government Obligations Fund - Class X, 3.58%	3.3
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $50.00	-0.4
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $51.00	-0.1
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $53.00	0.0*
PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $52.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on NYSE Arca, Inc on December 5, 2025, the Fund effected a 1:5 reverse split of its issued and outstanding shares.
YieldMax(R) RBLX Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ RBLX Option Income Strategy ETF
Class Name	YieldMax™ RBLX Option Income Strategy ETF
Trading Symbol	RBLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ RBLX Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/RBLY. You can also request this information by contacting us at or by writing to the YieldMax™ RBLX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Website	www.yieldmaxetfs.com/our-etfs/RBLY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ RBLX Option Income Strategy ETF	$62	1.64%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.64%	[28]
Net Assets	$ 1,652,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 74,664
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$1,652
Number of Holdings	12
Total Advisory Fee Paid	$74,664
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	72.9
First American Government Obligations Fund - Class X, 3.58%	32.2
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $55.00	-2.9
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $63.00	-0.9
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $61.00	0.8
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $62.00	-0.8
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $60.00	0.7
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $68.00	0.5
Roblox Corp., Expiration: 05/01/2026; Exercise Price: $67.00	0.4
Roblox Corp., Expiration: 05/08/2026; Exercise Price: $56.01	0.2

YieldMax(R) Short COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short COIN Option Income Strategy ETF
Class Name	YieldMax™ Short COIN Option Income Strategy ETF
Trading Symbol	FIAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/FIAT
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$60	1.01%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.01%	[29]
Net Assets	$ 38,833,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 209,227
Investment Company, Portfolio Turnover	1398.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$38,833
Number of Holdings	24
Total Advisory Fee Paid	$209,227
Portfolio Turnover	1,398%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	85.4
First American Government Obligations Fund - Class X, 3.58%	13.7
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.00	6.9
Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.02	-5.9
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $182.50	-1.1
Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $192.50	-1.1
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $175.00	0.7
Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $195.00	-0.4
Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $177.50	-0.3
Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $182.50	0.2

YieldMax(R) Short N100 Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short N100 Option Income Strategy ETF
Class Name	YieldMax™ Short N100 Option Income Strategy ETF
Trading Symbol	YQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YQQQ
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$50	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[30]
Net Assets	$ 14,024,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 74,297
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$14,024
Number of Holdings	16
Total Advisory Fee Paid	$74,297
Portfolio Turnover	231%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	86.9
First American Government Obligations Fund - Class X, 3.58%	13.0
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $600.02	-11.3
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $600.00	0.6
Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $655.00	-0.1
Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $648.00	(0.0)^
Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $645.00	(0.0)^
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $900.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 05/01/2026; Exercise Price: $643.00	(0.0)^
Invesco QQQ Trust Series 1, Expiration: 05/01/2026; Exercise Price: $648.00	(0.0)^
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

YieldMax(R) Short NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short NVDA Option Income Strategy ETF
Class Name	YieldMax™ Short NVDA Option Income Strategy ETF
Trading Symbol	DIPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DIPS. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DIPS
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$54	1.05%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[31]
Net Assets	$ 9,824,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 47,471
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$9,824
Number of Holdings	13
Total Advisory Fee	$47,471
Portfolio Turnover	167%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	83.9
First American Government Obligations Fund - Class X, 3.58%	18.0
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $190.02	-6.0
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $190.00	1.2
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $197.50	-0.3
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $195.00	(0.0)^
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $190.00	0.0*
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $280.00	0.0*
NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $185.00	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

YieldMax(R) Short TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short TSLA Option Income Strategy ETF
Class Name	YieldMax™ Short TSLA Option Income Strategy ETF
Trading Symbol	CRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CRSH
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$54	1.01%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[32]
Net Assets	$ 18,952,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 96,655
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$18,952
Number of Holdings	13
Total Advisory Fee	$96,655
Portfolio Turnover	167%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	84.6
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.00	7.5
First American Government Obligations Fund - Class X, 3.58%	7.2
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.02	-1.3
Tesla, Inc., Expiration: 05/08/2026; Exercise Price: $372.50	-0.7
Tesla, Inc., Expiration: 05/08/2026; Exercise Price: $355.00	0.2
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $595.00	0.0*
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $367.50	(0.0)^
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $347.50	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

YieldMax(R) SMCI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SMCI Option Income Strategy ETF
Class Name	YieldMax™ SMCI Option Income Strategy ETF
Trading Symbol	SMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SMCY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$41	1.05%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.05%	[33]
Net Assets	$ 107,306,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 803,660
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$107,306
Number of Holdings	15
Total Advisory Fee Paid	$803,660
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	113.7
Super Micro Computer, Inc., Expiration: 05/15/2026; Exercise Price: $32.01	-19.2
First American Government Obligations Fund - Class X, 3.58%	3.9
Super Micro Computer, Inc., Expiration: 05/15/2026; Exercise Price: $32.00	2.6
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $27.50	-2.6
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $29.50	1.4
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $27.00	-1.4
Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $29.00	0.8
Super Micro Computer, Inc., Expiration: 05/01/2026; Exercise Price: $27.00	-0.3
Super Micro Computer, Inc., Expiration: 05/01/2026; Exercise Price: $28.00	-0.2

YieldMax(R) SNOW Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SNOW Option Income Strategy ETF
Class Name	YieldMax™ SNOW Option Income Strategy ETF
Trading Symbol	SNOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SNOY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$39	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.02%	[34]
Net Assets	$ 16,681,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 232,780
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$16,681
Number of Holdings	15
Total Advisory Fee Paid	$232,780
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	100.0
Snowflake, Inc., Expiration: 05/15/2026; Exercise Price: $150.01	-9.8
First American Government Obligations Fund - Class X, 3.58%	7.9
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $138.00	-1.1
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $145.00	0.5
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $140.00	-0.4
Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $147.00	0.2
Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $140.00	-0.1
Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $142.00	-0.1
Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $147.00	0.0*
*	Less than 0.05% of net assets.

YieldMax(R) TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSLA Option Income Strategy ETF
Class Name	YieldMax™ TSLA Option Income Strategy ETF
Trading Symbol	TSLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/TSLY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$51	1.07%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%	[35]
Net Assets	$ 837,223,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 5,091,121
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$837,223
Number of Holdings	20
Total Advisory Fee Paid	$5,091,121
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	104.9
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $410.01	-4.1
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.01	-3.6
First American Government Obligations Fund - Class X, 3.58%	1.8
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.00	0.6
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $410.00	0.5
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $382.50	-0.3
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $385.00	-0.1
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $387.50	-0.1
Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $380.00	-0.1

YieldMax(R) TSM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSM Option Income Strategy ETF
Class Name	YieldMax™ TSM Option Income Strategy ETF
Trading Symbol	TSMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/TSMY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$57	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%	[36]
Net Assets	$ 102,374,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 354,280
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$102,374
Number of Holdings	19
Total Advisory Fee Paid	$354,280
Portfolio Turnover	100%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	87.7
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/15/2026; Exercise Price: $360.00	8.0
First American Government Obligations Fund - Class X, 3.58%	4.5
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/15/2026; Exercise Price: $360.01	1.2
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $402.50	-0.7
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $395.00	-0.5
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $412.50	0.4
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/01/2026; Exercise Price: $390.00	-0.3
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $405.00	0.3
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/01/2026; Exercise Price: $395.00	-0.3

YieldMax(R) Ultra Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Ultra Option Income Strategy ETF
Class Name	YieldMax™ Ultra Option Income Strategy ETF
Trading Symbol	ULTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/ULTY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$58	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.24%	[37]
Material Change Date	Dec. 08, 2025
Net Assets	$ 854,456,000
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 6,736,122
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$854,456
Number of Holdings	91
Total Advisory Fee	$6,736,122
Portfolio Turnover	264%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
Alphabet, Inc. - Class A	5.7
Analog Devices, Inc.	5.5
Amazon.com, Inc.	5.1
Lam Research Corp.	5.0
Quanta Services, Inc.	4.9
Ciena Corp.	4.9
Lumentum Holdings, Inc.	4.9
NVIDIA Corp.	4.8
IREN Ltd.	4.8
Strategy, Inc.	4.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective December 8, 2025, the Fund implemented revisions to its principal investment strategies, including changes to its equity allocation framework and options strategies designed to enhance options premium generation, manage volatility, and provide greater flexibility in pursuing upside participation and downside protection. The updated strategy also permits the Fund to invest up to 50% of its net assets in lower-volatility, large-cap equities to support greater NAV stability and expands the Adviser’s ability to utilize substitute ETFs and hedging techniques as part of the Fund’s options strategy implementation. Additionally, Scott Snyder and Quinn Berry replaced Michael Venuto and Christopher P. Mullen as portfolio managers of the Fund. Mr. Snyder and Mr. Berry now serve alongside Jay Pestrichelli as jointly and primarily responsible for the day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective December 8, 2025, the Fund implemented revisions to its principal investment strategies, including changes to its equity allocation framework and options strategies designed to enhance options premium generation, manage volatility, and provide greater flexibility in pursuing upside participation and downside protection. The updated strategy also permits the Fund to invest up to 50% of its net assets in lower-volatility, large-cap equities to support greater NAV stability and expands the Adviser’s ability to utilize substitute ETFs and hedging techniques as part of the Fund’s options strategy implementation. Additionally, Scott Snyder and Quinn Berry replaced Michael Venuto and Christopher P. Mullen as portfolio managers of the Fund. Mr. Snyder and Mr. Berry now serve alongside Jay Pestrichelli as jointly and primarily responsible for the day-to-day management of the Fund.
YieldMax(R) Ultra Short Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ Ultra Short Option Income Strategy ETF
Class Name	YieldMax™ Ultra Short Option Income Strategy ETF
Trading Symbol	SLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Ultra Short Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Short Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SLTY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ Ultra Short Option Income Strategy ETF	$92	1.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%	[38]
Net Assets	$ 19,452,000
Holdings Count | Holdings	113
Advisory Fees Paid, Amount	$ 114,435
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$19,452
Number of Holdings	113
Total Advisory Fee Paid	$114,435
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Less than 0.05% of net assets.

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	84.3
First American Government Obligations Fund - Class X, 3.58%	9.1
Oklo, Inc.	-6.0
KKR & Co., Inc.	-4.9
Target Corp.	-4.6
Centene Corp.	-4.6
Salesforce, Inc.	-4.5
Starbucks Corp.	-4.4
Etsy, Inc.	-4.3
Rocket Lab USA, Inc.	-4.2

YieldMax(R) Universe Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Universe Fund of Option Income ETFs
Class Name	YieldMax™ Universe Fund of Option Income ETFs
Trading Symbol	YMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YMAX
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$14	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[39]
Material Change Date	Feb. 20, 2026
Net Assets	$ 392,904,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 831,310
Investment Company, Portfolio Turnover	166.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$392,904
Number of Holdings	32
Total Advisory Fee Paid	$831,310
Portfolio Turnover	166%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
YieldMax AMD Option Income Strategy ETF	6.8
YieldMax AMZN Option Income Strategy ETF	5.3
YieldMax TSM Option Income Strategy ETF	4.9
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	4.9
YieldMax GOOGL Option Income Strategy ETF	4.8
YieldMax MARA Option Income Strategy ETF	4.7
YieldMax AI & Tech Portfolio Option Income ETF	4.7
YieldMax Semiconductor Portfolio Option Income ETF	4.6
YieldMax HOOD Option Income Strategy ETF	4.5
YieldMax NFLX Option Income Strategy ETF	4.5

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 20, 2026, the Fund announced changes to its principal investment strategy in connection with its annual prospectus update. Under the revised strategy, the Fund will no longer invest equally across all eligible Underlying YieldMax® ETFs and instead will allocate assets to a select subset of eligible Underlying YieldMax® ETFs based on recent relative performance, with stronger-performing ETFs receiving larger portfolio weightings.

Material Fund Change Strategies [Text Block]	Effective February 20, 2026, the Fund announced changes to its principal investment strategy in connection with its annual prospectus update. Under the revised strategy, the Fund will no longer invest equally across all eligible Underlying YieldMax® ETFs and instead will allocate assets to a select subset of eligible Underlying YieldMax® ETFs based on recent relative performance, with stronger-performing ETFs receiving larger portfolio weightings.
YieldMax(R) XOM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XOM Option Income Strategy ETF
Class Name	YieldMax™ XOM Option Income Strategy ETF
Trading Symbol	XOMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/XOMO
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$68	1.23%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.23%	[40]
Net Assets	$ 29,894,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 203,030
Investment Company, Portfolio Turnover	383.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$29,894
Number of Holdings	11
Total Advisory Fee Paid	$203,030
Portfolio Turnover	383%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	95.1
First American Government Obligations Fund - Class X, 3.58%	4.0
Exxon Mobil Corp., Expiration: 06/18/2026; Exercise Price: $150.01	2.8
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $150.00	-1.6
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $152.50	-1.2
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $155.00	0.5
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $160.00	0.1
Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $157.50	0.1

YieldMax(R) XYZ Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XYZ Option Income Strategy ETF
Class Name	YieldMax™ XYZ Option Income Strategy ETF
Trading Symbol	XYZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ XYZ Option Income Strategy ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XYZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XYZ Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/XYZY
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XYZ Option Income Strategy ETF	$67	1.42%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%	[41]
Net Assets	$ 38,549,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 199,591
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$38,549
Number of Holdings	13
Total Advisory Fee Paid	$199,591
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.2
Block, Inc., Expiration: 05/15/2026; Exercise Price: $70.00	6.9
Block, Inc., Expiration: 05/15/2026; Exercise Price: $70.01	-5.8
First American Government Obligations Fund - Class X, 3.58%	2.1
Block, Inc., Expiration: 05/08/2026; Exercise Price: $70.00	-1.3
Block, Inc., Expiration: 05/08/2026; Exercise Price: $73.00	0.9
Block, Inc., Expiration: 05/01/2026; Exercise Price: $72.00	-0.3
Block, Inc., Expiration: 05/01/2026; Exercise Price: $74.00	0.0*
Block, Inc., Expiration: 05/01/2026; Exercise Price: $75.00	0.0*
*	Less than 0.05% of net assets.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[9]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[10]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[11]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[12]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[13]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[14]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[15]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[16]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[17]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[18]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[19]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[20]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[21]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[22]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[23]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[24]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[25]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[26]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[27]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[28]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[29]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[30]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[31]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[32]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[33]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[34]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[35]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[36]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[37]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[38]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[39]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[40]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[41]	Costs paid as a percentage of a $10,000 investment is an annualized figure.